Property, equipment and software, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property, equipment and software, net
Total	¥ 39,702,766,000	¥ 33,626,701,000
Less: accumulated depreciation	(17,106,196,000)	(12,911,659,000)
Less: impairment		(60,971,000)
Net book value	22,596,570,000	20,654,071,000		$ 3,463,076
Depreciation expenses	5,037,149,000	4,673,362,000	¥ 3,533,483,000
Electronic equipment
Property, equipment and software, net
Total	15,111,294,000	14,397,628,000
Building and building improvement
Property, equipment and software, net
Total	11,276,112,000	9,084,029,000
Logistics,warehouse and other heavy equipment
Property, equipment and software, net
Total	7,418,054,000	6,104,497,000
Vehicles
Property, equipment and software, net
Total	1,775,587,000	1,249,667,000
Leasehold improvement
Property, equipment and software, net
Total	2,900,313,000	2,100,120,000
Office equipment
Property, equipment and software, net
Total	440,132,000	388,841,000
Software
Property, equipment and software, net
Total	¥ 781,274,000	¥ 301,919,000